OTHER LIABILITIES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER LIABILITIES AND ACCRUED EXPENSES [Abstract]
Employee and related liabilities	$ 2,606	$ 2,550
Accrued expenses	2,710	2,276
Taxes to government institutions	725	1,078
Deferred tax liability	256	1,150
Other liabilities and accrued expenses	$ 6,297	$ 7,054